UNITED STATES
                       SECURITIES AND EXCHANGE COMMISSION
                             WASHINGTON, D.C. 20549

                                    FORM 13F

                               FORM 13F COVER PAGE

Report for the Calendar Year or Quarter Ended:  SEPTEMBER 30, 2007
                                                ------------------
Check here if Amendment [   ]; Amendment Number:  _________

This Amendment (Check only one.):     [   ] is a restatement.
                                      [   ] adds new holdings entries.

Institutional Investment Manager Filing this Report:

Name:     Joseph Stilwell
          ---------------
          26 Broadway
          -----------
          23rd Floor
          ----------
Address:  New York, NY 10004
          ------------------

Form 13F File Number:  028-12231

The institutional investment manager filing this report and the person by whom it is signed hereby represent that the person signing the report is authorized to submit it, that all information contained herein is true, correct and complete, and that it is understood that all required items, statements, schedules, lists, and tables, are considered integral parts of this form.

Person Signing this Report on Behalf of Reporting Manager:

Name:     Joseph Stilwell
          ---------------
Title:
Phone:    212-269-5800
          ------------

Signature, Place, and Date of Signing:
/s/ Joseph Stilwell         New York, NY           October 26, 2007
-------------------     ---------------------     -------------------
    [Signature]            [City, State]                [Date]

Report Type (Check only one):

[ X ] 13F HOLDINGS REPORT. (Check here if all holdings of this reporting manager are reported in this report.)

[ ] 13F NOTICE. (Check here if no holdings reported are in this report, and all holdings are reported by other reporting manager(s).)

[ ] 13F COMBINATION REPORT. (Check here if a portion of the holdings for this reporting manager are reported in this report and a portion are reported by other reporting manager(s).)

                              FORM 13F SUMMARY PAGE

Report Summary:

Number of Other Included Managers: 1

Number 13F Information Table Entry Total: 38

Form 13F Information Table Value Total:     $129,444,000

List  of  Other  Included  Managers:

Provide a numbered list of the name(s) and Form 13F file number(s) of all institutional investment managers with respect to which this report is filed, other than the manager filing this report.

No.   Form  13F  File  Number     Name
      -----------------------     ----
1     028-12466                   Stilwell  Value  LLC(1)
-     ---------                   -----------------------



----------------------------
(1) Joseph Stilwell is the managing member of Stilwell Value LLC. Stilwell Value LLC is the general partner of Stilwell Associates, LP, Stilwell Value Partners I, LP, Stilwell Value Partners II, LP, Stilwell Value Partners III, LP, Stilwell Value Partners IV, LP, Stilwell Value Partners V, LP, and Stilwell Value Partners VI, LP (together, "the Value Funds"). Joseph Stilwell is also the general partner of Stilwell Partners LP ("SPLP" and, together with the Value Funds, the "Funds"). The securities reported in this Form 13F are held by one or more of the Funds. None of the Value Funds or SPLP individually maintains investment discretion over $100 million, but Stilwell Value LLC, by virtue of its general partnership interest in each of the Value Funds has such discretion.


COLUMN 1                          COLUMN 2   COLUMN 3  COLUMN 4     COLUMN 5       COLUMN 6   COLUMN 7           COLUMN 8

                                                     Shares/Prn                   Investment    Other        Voting Authority
NAME OF ISSUER                     Cusip     Value    AMOUNT     Sh/Prn Put/Call  Discretion   Managers   Sole      Shared    None
--------------------------      ----------   -----   ----------  ------ --------  ----------   --------   ----      ------    ----
Abington Community Bancorp      00350R106       384     39,400      SH               Defined              39,400
Alaska Pacific Bancshares       011757101       200      8,000      SH               Defined               8,000
American Physicians Capital     028884104     2,922     75,000      SH               Defined              75,000
American Physicians Capital     028884104    35,284    905,650      SH               Defined       1     905,650
Atlantic Coast Federal          048425102       263     17,393      SH               Defined              17,393
Bank Mutual                     063750103       236     20,000      SH               Defined              20,000
Ben Franklin Bancorp            082073107       214     15,000      SH               Defined              15,000
Beneficial Mutual Bancorp       08173R104       238     24,460      SH               Defined              24,460
Chicopee Bancorp                168565109       275     20,000      SH               Defined              20,000
Clifton Savings Bank            18712Q103       124     10,480      SH               Defined              10,480
CMS Bancorp                     12600U102       158     15,000      SH               Defined              15,000
Delanco Bancorp                 245534102        88     10,000      SH               Defined              10,000
Eastern Insurance Holdings      276534104     1,545    100,000      SH               Defined             100,000
ESSA Bancorp                    29667D104       389     35,000      SH               Defined              35,000
First Pactrust Bancorp          33589V101       243     10,000      SH               Defined              10,000
Fox Chase Bancorp               35137P106       198     15,000      SH               Defined              15,000
GS Financial Corp               362274102       473     25,948      SH               Defined       1      25,948
Hampden Bancorp                 40867E107       225     20,000      SH               Defined              20,000
Heartland Bancshares            42234A107       925     68,500      SH               Defined       1      68,500
Millennium Bancshares           60037B106       515     73,500      SH               Defined       1      73,500
MutualFirst Financial           62845B104       177     10,000      SH               Defined              10,000
Naugatuck Valley Financial      639067107       144     13,975      SH               Defined              13,975
Newport Bancorp                 651754103       186     15,000      SH               Defined              15,000
North Penn Bancorp              661454108       111     10,000      SH               Defined              10,000
Northeast Community Bancorp     664112109       109     10,000      SH               Defined              10,000
Northeast Community Bancorp     664112109     2,843    260,800      SH               Defined       1     260,800
Northwest Bancorp               667328108     1,084     38,091      SH               Defined              38,091
Osage Bancshares                68764U106       888    100,000      SH               Defined             100,000
Prudential Bancorp              744319104       251     20,000      SH               Defined              20,000
Prudential Bancorp              744319104    13,894  1,108,000      SH               Defined       1   1,108,000
Roma Financial                  77581P109       855     50,000      SH               Defined              50,000
Roma Financial                  77581P109    28,726  1,679,900      SH               Defined       1   1,679,900
SCPIE Holdings                  78402P104    19,102    858,500      SH               Defined       1     858,500
TFS Financial Corp              87240R107       647     50,000      SH               Defined              50,000
TFS Financial Corp              87240R107    14,558  1,125,000      SH               Defined       1   1,125,000
United Financial Bancorp        91030R103       251     20,000      SH               Defined              20,000
Voyager Learning Company        92908U103       412     50,000      SH               Defined       1      50,000
Wayne Savings Bancshares        94624Q101       307     25,000      SH               Defined              25,000